Related Party Transactions (Details Narrative) (10-K) - USD ($)																																											3 Months Ended		6 Months Ended		12 Months Ended					27 Months Ended	32 Months Ended	52 Months Ended	58 Months Ended
	Jun. 03, 2020	Apr. 08, 2020	Feb. 19, 2020	Jan. 24, 2020	Dec. 18, 2019	Nov. 20, 2019	Oct. 21, 2019	Sep. 26, 2019	Sep. 05, 2019	Aug. 15, 2019	Aug. 14, 2019	Jul. 03, 2019	Apr. 26, 2019	Mar. 20, 2019	Mar. 02, 2019	Feb. 15, 2019	Feb. 01, 2019	Jan. 17, 2019	Jan. 05, 2019	Jan. 04, 2019	Jan. 04, 2019	Dec. 21, 2018	Oct. 12, 2018	Oct. 02, 2018	Jul. 05, 2018	Jun. 30, 2018	Jun. 29, 2018	Jun. 21, 2018	Apr. 26, 2018	Apr. 06, 2018	Mar. 31, 2018	Jan. 09, 2018	Jan. 09, 2018	Jan. 08, 2018	Jan. 08, 2018	Sep. 13, 2017	Jan. 23, 2017	Jun. 06, 2016	Jan. 14, 2016	Jan. 20, 2015	Nov. 10, 2010	Dec. 26, 2006	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Mar. 13, 2020	Aug. 14, 2020	Dec. 31, 2019	Jun. 30, 2020	Aug. 08, 2019	May 09, 2019	Mar. 20, 2018
Number of shares issued								766,667			7,967,871			4,052,652																36,000
Number of shares issued, value														$ 281,659																$ 1,076																$ 1,000,000	$ 1,000,000
Accrued interest percentage																																											3.00%		3.00%		3.00%							3.00%	3.00%
Interest expense and related accrued interest payable																																											$ 14,161	$ 7,033	$ 14,161	7,033	$ 15,581	$ 7,071						$ 15,581	$ 14,161
Annual salary																																											$ 54,853	$ 148,050	$ 199,415	$ 266,205	$ 627,197	$ 528,127
Warrant term																																																										4 years
Warrant exercise price																																											$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.001	$ 0.2299						$ 0.001	$ 0.001			$ 0.001
Working capital																																											$ 6,372,891		$ 6,372,891		$ (5,427,614)							$ (5,427,614)	$ 6,372,891
Loan received																																													90,100
Payments for rent																																					$ 960																	2,508	2,508
Related Party [Member]
Interest expense and related accrued interest payable																																											1,344,534		1,344,534		1,196,503	$ 940,158						1,196,503	1,344,534
Loan interest - related party																																											58,855		58,855		43,715	28,135						43,715	58,855
Royalty payable to related party																																													65,292		65,292	65,292
Mr. Jonathan R. Rice [Member]
Payroll payable																																											$ 83,902		$ 83,902		64,352	24,433						64,352	$ 83,902
Stockholder [Member]
Outstanding balance																																															$ 22,337	11,909						$ 22,337
Accrued interest percentage																																											3.00%		3.00%		3.00%							3.00%	3.00%
Interest expense and related accrued interest payable																																											$ 14,161	$ 7,033	$ 14,161	7,033	$ 15,581	7,071						$ 15,581	$ 14,161
Loan received	$ 150,000	$ 150,000	$ 100,000	$ 100,000	$ 100,000	$ 100,000									$ 20,000	$ 20,000	$ 30,000	$ 30,000	$ 17,000	$ 17,000	$ 3,000	$ 20,000	$ 11,000	$ 26,000	$ 20,000	$ 15,000	$ 15,000	$ 15,000	$ 20,000		$ 15,000			$ 100,000	$ 100,000			$ 50,000															$ 30,000
Loans payable																																											1,192,000		1,192,000		642,000	322,000						642,000	1,192,000
Stockholder [Member] | Subsequent Event [Member]
Loan received																																																				$ 30,000
Chief Executive Officer and Chief Operations Officer [Member]
Accounts payable and accrued expenses																																											319,005		319,005		304,539	247,652						304,539	319,005
Chief Operating Officer [Member]
Accrued salary balance																																											82,902		82,902		64,351	24,433						64,351	82,902
Directors [Member]
Accrued salary balance																																											533		533		1,153							1,153	533
Office Employee [Member]
Accrued salary balance																																											11,274		11,274		4,477	$ 7,640						4,477	11,274
Intellectual Property Transfer Agreement [Member] | Mr. Thompson [Member]
Number of shares issued																																										200,000
Dividends, preferred stock
Preferred stock voting rights																																										Voting rights equal to 100 common shares per share of preferred stock
Number of shares issued, value																																										$ 120,000
Fair value of the payment																																										$ 120,000
Maturity date																																										Dec. 26, 2007
Debt instrument, term																																										1 year
Outstanding balance																																											$ 65,292		$ 65,292		$ 65,292							$ 65,292	$ 65,292
Accrued interest percentage																																											7.00%		7.00%		7.00%							7.00%	7.00%
Interest expense and related accrued interest payable																																											$ 7,523		$ 7,523		$ 6,543							$ 6,543	$ 7,523
Employment Agreement [Member]
Extended expiration date description																																The Company extended the expiration date of a warrant for 2,000,000 shares of common stock from January 19, 2018 to January 31, 2020 and on January 10, 2020, the Company extended the expiration date of the warrant to January 23, 2015 for Mr. Rice.
Employment Agreement [Member] | CEO [Member]
Agreement term																																									5 years						5 years	5 years	5 years	5 years
Annual salary																																									$ 210,000						$ 354,791	$ 354,791	$ 315,764	$ 297,889	$ 281,027
Accrued salary balance																																											2,616,686		2,616,686		2,535,203	2,109,454						2,535,203	2,616,686
Employment Agreement [Member] | CEO [Member] | Another 5 Years [Member]
Annual salary																																															334,708
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Agreement term																																								1 year
Annual salary							$ 20,000			$ 20,000			$ 20,000
Annual cash compensation																																							$ 140,000	$ 120,000
Warrant term																																							3 years
Warrant to purchase shares																																							6,000,000
Warrant exercise price																																							$ 0.001
Warrants issued value																																																	$ 17,473	$ 193,652	$ 121,448
Extended expiration date description																																The Company extended the expiration date of the January 2015 warrant from January 19, 2018 to January 31, 2020, and on January 10, 2020 the Company extended the expiration date of the warrant to January 23, 2015 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019.	The Company extended the expiration date of the January 2015 Warrant from January 19, 2018 to January 31, 2020 and on March 15, 2018, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 31, 2019. On March 25, 2019, the Company signed an extension of its at-will employment agreement with its COO, extending the term to January 1, 2020.
Working capital							$ 6,000,000			$ 6,000,000
Ownership percentage							50.00%			50.00%
Employment Agreement [Member] | Mr. Jonathan R. Rice [Member] | One-Time Bonus [Member]
Annual salary													$ 20,000
Employment Agreement [Member] | Mr. Kenneth Le [Member]
Agreement term												1 year
Accrued salary balance																																											$ 533		533		1,154							$ 1,154	$ 533
Annual cash compensation												$ 60,000
Warrant term												3 years
Warrant to purchase shares												2,000,000
Warrant exercise price												$ 0.2299
New Employment Agreement [Member] | Mr. Jonathan R. Rice [Member]
Working capital							$ 6,000,000
Ownership percentage							50.00%
New Employment Agreement [Member] | Mr. Rice [Member]
Warrant to purchase shares																																																								6,000,000
Warrant exercise price																																																								$ 0.2299
Operating Lease Agreements [Member]
Operating lease, term									2 years																											2 years																					5 years
Payments for rent									$ 44,800																											$ 39,200									2,508		2,508
Operating Lease Agreements [Member] | President [Member]
Operating lease, term																																					8 years
Payments for rent																																					$ 960								960		960
Operating leases, rent expense																																													$ 6,263	$ 6,153	$ 14,793	$ 11,520